Summary Of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2013
Estimated Useful lives of Property, Plant and Equipment

Depreciation and amortization are calculated on a straight-line basis over the following estimated useful lives:

Office building	47 or 48 years
Plant and machinery	4 years
Furniture, fixtures and equipment	4 years
Motor vehicles	4 years
Software	3-4 years
Leasehold improvements	Shorter of the lease term or 4 years

Estimated Useful Lives of Intangible Assets

Amortization is calculated on a straight-line basis over the following estimated useful lives:

Software license	2-5 years
Certification of internet content provider	5 years
Customer base	5 years
Contract backlog	2 months
Trade name and domain name	4 years

Product Warranty

The Group’s product warranty relates to the provision of bug fixing services to the Group’s designed mobile handset for a period of one to three years commencing upon the mass production of the mobile handset, and warranties to the Group’s customers on the sales of products for a period of one year. Accordingly, the Group’s product warranty accrual reflects management’s best estimate of probable liability under its product warranty. Management determines the warranty based on historical experience and other currently available evidence.

	2011	2012	2013
Balance at beginning of the year	$277	$36	$83
Provision during the year	39	92	149
Reversal during the year	(285)	(45)	(55)
Exchange difference	5	—	2

Balance at end of the year	$36	$83	$179